Schedule of Investments (unaudited)	iShares® MSCI Philippines ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Cebu Air Inc.(a)	398,640	$342,413

Banks — 16.6%
Bank of the Philippine Islands	2,969,415	5,602,991
BDO Unibank Inc.	3,496,324	8,894,675
Metropolitan Bank & Trust Co.	4,080,464	4,275,486
Security Bank Corp.	920,510	1,620,394
		20,393,546
Chemicals — 0.9%
D&L Industries Inc.	8,148,500	1,095,419

Diversified Financial Services — 1.7%
Metro Pacific Investments Corp.	29,219,050	2,050,478

Electric Utilities — 5.2%
AC Energy Corp.	17,014,228	2,317,858
Manila Electric Co.	523,520	3,728,446
Synergy Grid & Development Phils Inc.	1,672,700	394,647
		6,440,951
Equity Real Estate Investment Trusts (REITs) — 1.3%
AREIT Inc.	367,900	284,113
Filinvest REIT Corp.	4,239,700	576,054
MREIT Inc.	1,322,600	413,537
RL Commercial REIT Inc.	2,145,000	272,693
		1,546,397
Food & Staples Retailing — 2.6%
Cosco Capital Inc.	8,949,600	804,631
Puregold Price Club Inc.	2,374,460	1,494,390
Robinsons Retail Holdings Inc.	947,320	962,013
		3,261,034
Food Products — 5.9%
Century Pacific Food Inc.	2,575,200	1,081,449
Monde Nissin Corp.(a)(b)	11,418,900	3,225,955
Universal Robina Corp.	1,412,948	2,908,867
		7,216,271
Hotels, Restaurants & Leisure — 4.4%
Bloomberry Resorts Corp.(a)	11,474,565	1,386,476
Jollibee Foods Corp.	1,004,361	4,013,139
		5,399,615
Industrial Conglomerates — 23.8%
Aboitiz Equity Ventures Inc.	3,907,807	3,953,496
Alliance Global Group Inc.	8,344,639	1,703,058
Ayala Corp.	481,668	6,400,643
DMCI Holdings Inc.	9,994,800	1,717,072
GT Capital Holdings Inc.	227,076	2,174,372
JG Summit Holdings Inc.	5,286,421	5,484,535
LT Group Inc.	4,561,900	713,403
SM Investments Corp.	433,626	7,097,325
		29,243,904

Security	Shares	Value

Media — 1.6%
Converge Information and Communications Technology Solutions Inc.(a)	3,963,300	$2,004,819

Oil, Gas & Consumable Fuels — 1.1%
Semirara Mining & Power Corp.	2,229,100	1,407,363

Real Estate Management & Development — 21.3%
Ayala Land Inc.	14,348,050	8,094,033
Filinvest Land Inc.	28,213,590	500,857
Megaworld Corp.	29,463,960	1,550,699
Robinsons Land Corp.	1,807,906	668,877
SM Prime Holdings Inc.	21,127,635	14,862,907
Vista Land & Lifescapes Inc.	12,702,900	569,711
		26,247,084
Specialty Retail — 2.0%
AllHome Corp.	4,806,600	488,353
Wilcon Depot Inc.	3,919,000	1,982,410
		2,470,763
Transportation Infrastructure — 4.5%
International Container Terminal Services Inc.	1,347,023	5,575,556

Water Utilities — 0.2%
Manila Water Co. Inc.	822,129	286,937

Wireless Telecommunication Services — 6.7%
Globe Telecom Inc.	62,855	2,906,693
PLDT Inc.	145,949	5,293,306
		8,199,999
Total Common Stocks — 100.1%
(Cost: $156,601,080)		123,182,549

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	130,000	130,000

Total Short-Term Securities — 0.1%
(Cost: $130,000)		130,000

Total Investments in Securities — 100.2%
(Cost: $156,731,080)		123,312,549

Liabilities in Excess of Other Assets — (0.2)%		(219,531)

Net Assets — 100.0%		$123,093,018

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Philippines ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$140,000	$—	$(10,000	)(a)	$—	$—	$130,000	130,000	$132	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	5	06/17/22	$266	$(2,824)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Philippines ETF
May 31, 2022

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$27,879,280	$95,303,269	$—	$123,182,549
Money Market Funds	130,000	—	—	130,000
	$28,009,280	$95,303,269	$—	$123,312,549
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,824)	$—	$—	$(2,824)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

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